Document and Entity Information	Sep. 29, 2023
Cover [Abstract]
Entity Registrant Name	Bloom Energy Corp
Amendment Flag	false
Entity Central Index Key	0001664703
Document Type	8-K
Document Period End Date	Sep. 29, 2023
Entity File Number	001-38598
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	77-0565408
Entity Address, Address Line One	4353 North First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	543-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	BE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false